Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs	$ 675	$ 639	$ 568
Performance shares	169	219	157
Total stock incentive compensation expense	844	858	725
Related recognized tax benefit	$ 318	$ 324	$ 273